BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of borrowings [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Current	$247	$328
Non-current	4,810	4,249
Total	$5,057	$4,577